Loss per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share
Schedule of Loss per Share
	Year ended December 31,
	2017		2016		2015
	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
		USD		USD		USD

Number of shares and loss used in the computation of basic and diluted loss per share	32,525	6,339	26,693	8,257	22,953	6,243